Summary of Significant Accounting Policies (Details) - Schedule of Net Loss Per Share Calculation - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Net Loss Per Share Calculation [Abstract]
Net loss	$ (451,639)	$ (264,389)	$ (1,123,683)	$ (436,872)
Weighted average shares outstanding (denominator for basic earnings per share)	15,678,898	15,130,393	15,678,898	15,130,393
Weighted average shares and assumed potential common shares (denominator for diluted earnings per share, treasury method)			15,678,898	15,130,393
Basic loss per share	$ (0.03)	$ (0.02)	$ (0.07)	$ (0.03)
Diluted loss per share	$ (0.03)	$ (0.02)	$ (0.07)	$ (0.03)